UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08287

Cohen & Steers Realty Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

COHEN & STEERS REALTY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 90.6%
DIVERSIFIED 3.5%
Vornado Realty Trust	236,178	$7,850,557

HEALTH CARE 14.3%
HCP	472,610	8,436,089
Health Care REIT	118,653	3,629,595
LTC Properties	193,000	3,385,220
Nationwide Health Properties	238,400	5,290,096
Omega Healthcare Investors	287,138	4,042,903
Ventas	312,212	7,059,113
		31,843,016
HOTEL 1.9%
Host Hotels & Resorts	774,323	3,035,346
Starwood Hotels & Resorts Worldwide	102,694	1,304,214
		4,339,560
INDUSTRIAL 5.8%
AMB Property Corp.	537,404	7,738,617
EastGroup Properties	72,500	2,035,075
ProLogis	488,462	3,175,003
		12,948,695
OFFICE 13.5%
BioMed Realty Trust	308,387	2,087,780
Boston Properties	314,301	11,009,964
Douglas Emmett	255,829	1,890,576
DuPont Fabros Technology	257,200	1,769,536
Kilroy Realty Corp.	126,501	2,174,552
Liberty Property Trust	283,338	5,366,422
Mack-Cali Realty Corp.	287,000	5,685,470
		29,984,300
OFFICE/INDUSTRIAL 1.2%
PS Business Parks	73,442	2,706,338

	Number
	of Shares	Value
RESIDENTIAL 16.5%
APARTMENT 13.9%
American Campus Communities	175,333	$3,043,781
Apartment Investment & Management Co.	454,424	2,490,243
AvalonBay Communities	148,776	7,001,399
Colonial Properties Trust	152,645	581,577
Education Realty Trust	332,726	1,161,214
Equity Residential	498,678	9,150,741
Essex Property Trust	23,785	1,363,832
Home Properties	90,411	2,771,097
UDR	389,946	3,357,435
		30,921,319
MANUFACTURED HOME 2.6%
Equity Lifestyle Properties	154,568	5,889,041

TOTAL RESIDENTIAL		36,810,360

SELF STORAGE 7.2%
Extra Space Storage	210,096	1,157,629
Public Storage	253,800	14,022,450
U-Store-It Trust	459,240	927,665
		16,107,744
SHOPPING CENTER 17.7%
COMMUNITY CENTER 6.3%
Acadia Realty Trust	137,673	1,460,711
Federal Realty Investment Trust	162,106	7,456,876
Regency Centers Corp.	160,653	4,268,550
Urstadt Biddle Properties—Class A	54,177	727,055
		13,913,192
FREE STANDING 1.2%
National Retail Properties	173,600	2,749,824

REGIONAL MALL 10.2%
Macerich Co.	195,708	1,225,132
Simon Property Group	571,640	19,801,610

	Number
	of Shares	Value
Taubman Centers	97,052	$1,653,766
		22,680,508
TOTAL SHOPPING CENTER		39,343,524

SPECIALTY 9.0%
Digital Realty Trust	237,178	7,869,566
Plum Creek Timber Co.	238,828	6,942,730
Rayonier	169,900	5,134,378
		19,946,674
TOTAL COMMON STOCK (Identified cost—$262,080,721)		201,880,768

PREFERRED SECURITIES—$25 PAR VALUE 3.7%
DIVERSIFIED 1.1%
Lexington Realty Trust, 7.55%, Series D	29,250	234,585
Vornado Realty Trust, 6.625%, Series G	79,025	1,107,930
Vornado Realty Trust, 6.625%, Series I	75,200	1,139,280
		2,481,795
HEALTH CARE 0.5%
Omega Healthcare Investors, 8.375%, Series D	60,030	1,080,540

OFFICE/INDUSTRIAL 0.3%
PS Business Parks, 7.375%, Series O	44,475	711,600

SHOPPING CENTER—COMMUNITY CENTER 1.8%
Kimco Realty Corp., 7.75%, Series G	35,025	478,091
Regency Centers Corp., 7.45%, Series C	94,638	1,561,527
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(a)	7,270	606,972
Weingarten Realty Investors, 6.50%, Series F	115,270	1,289,872
		3,936,462
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$11,028,130)		8,210,397

	Principal
	Amount	Value
CORPORATE BONDS 1.8%
HEALTH CARE 0.7%
HCP, 6.00%, due 1/30/17	$2,250,000	$1,516,190

INDUSTRIAL 0.6%
ProLogis, 5.75%, due 4/1/16	1,500,000	825,357
ProLogis, 5.625%, due 11/15/16	1,000,000	500,448
		1,325,805
SHOPPING CENTER—REGIONAL MALL 0.5%
Simon Property Group LP, 10.35%, due 4/1/19	1,250,000	1,216,696
TOTAL CORPORATE BONDS (Identified cost—$3,649,014)		4,058,691

		Number of
		Shares
SHORT-TERM INVESTMENTS 3.4%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.09%(b)		3,800,000	3,800,000
Federated U.S. Treasury Cash Reserves Fund, 0.01%(b)		3,800,000	3,800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,600,000)			7,600,000

TOTAL INVESTMENTS (Identified cost—$284,357,865)	99.5%		221,749,856

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%		1,173,113

NET ASSETS	100.0%		$222,922,969

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.3% of net assets of the Fund.

(b) Rate quoted represents the seven day yield of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the Pink Sheets, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$221,749,856	$209,484,193	$12,265,663	$—

Note 2. Derivative Investments: The Fund has adopted the provisions of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161).

This new standard requires funds to disclose information intended to enable financial statement users to understand how and why the fund uses derivative instruments, how derivative instruments are accounted for under FAS 133 and how derivative instruments affect the company’s financial position, results of operations, and cash flows. All changes to the disclosures required in this report have been made in accordance with FAS 161.

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of March 31, 2009, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$7,248,046
Gross unrealized depreciation	(69,856,055)
Net unrealized depreciation	$(62,608,009)

Cost for federal income tax purposes	$284,357,865

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

Name:

Adam M. Derechin

	Title:	President

	Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin	Name:	James Giallanza
	Title:	President and principal executive officer	Title:	Treasurer and principal financial officer

	Date:	May 28, 2009